Directors and employees - Number of employees (Details) - employee	11 Months Ended	12 Months Ended
	Dec. 31, 2019	Jan. 31, 2019	Jan. 31, 2018
Disclosure of operating segments [line items]
Average number of employees	65	74	60
Number of employees	70	61
Technical, research and development
Disclosure of operating segments [line items]
Average number of employees	36	45	34
Corporate and administration
Disclosure of operating segments [line items]
Average number of employees	29	29	26